Commitments, Contingencies and Off-Balance Sheet Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			132 Months Ended	138 Months Ended
	Jun. 30, 2013 Entity sqft	Jun. 30, 2012 Entity	Jun. 30, 2013 Entity LetterOfCredit	Jun. 30, 2012 Entity	Dec. 31, 2012 sqft Acquisition	Dec. 31, 2011 Acquisition	Dec. 31, 2010 Acquisition	Dec. 31, 2012 Entity	Jun. 30, 2013 Entity
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Acquired property through lease area, sqft.	306,000				306,000
Acquired property through lease percentage of building	60.00%				60.00%
Operating lease commitment, expiration date	Feb. 28, 2018				Feb. 28, 2018
Number of companies acquired	23	13	39	19	46	22	11	248	257
Aggregate amount of maximum earnout obligations related to acquisitions			$ 379.1		$ 384.8
Aggregate amount of maximum earnout obligations related to acquisitions, recorded in consolidated balance sheet			126.5		139.8
Liabilities recorded on self-insurance	8.8		8.8		10.2			10.2	8.8
Debt					32.4			32.4
Number of letters of credit issued			2
Income tax credits and adjustments			130.0		130.0
Total rent expense					91.0	91.0	81.5
Maximum [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Ownership interest	50.00%		50.00%		50.00%			50.00%	50.00%
Minimum [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Ownership interest	1.00%		1.00%		1.00%			1.00%	1.00%
Tax-Advantaged Investments No Longer Held [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Total indemnifications	160.0		160.0		160.0			160.0	160.0
Self-Insurance Deductibles [Member] | Letter of Credit [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Debt	10.2		10.2		8.5			8.5	10.2
Rent-A-Captive Facility [Member] | Letter of Credit [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Debt	5.7		5.7		5.7			5.7	5.7
Errors and Omissions [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Insurance claims, amount retained			5.0		5.0
Amount of losses in excess of retained amounts	175.0		175.0		175.0			175.0	175.0
Errors and Omissions [Member] | Maximum [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Actuarial range value	4.9		4.9		1.7			1.7	4.9
Errors and Omissions [Member] | Minimum [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Actuarial range value	$ 1.6		$ 1.6		$ 4.7			$ 4.7	$ 1.6